Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Newbury Street Trust
Entity Central Index Key	0000704207
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Treasury Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund
Trading Symbol	FZFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 44,462,110,011
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 115,740,892
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 49.2 8-30 11.3 31-60 11.3 61-90 14.0 91-180 13.6 >180 3.1 U.S. Treasury Obligations 73.4 Repurchase Agreements 29.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 73.4 Repurchase Agreements - 29.1 Net Other Assets (Liabilities) - (2.5)%
Fidelity Treasury Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Daily Money Class
Trading Symbol	FDUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 44,462,110,011
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 115,740,892
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 49.2 8-30 11.3 31-60 11.3 61-90 14.0 91-180 13.6 >180 3.1 U.S. Treasury Obligations 73.4 Repurchase Agreements 29.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 73.4 Repurchase Agreements - 29.1 Net Other Assets (Liabilities) - (2.5)%
Fidelity Treasury Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Capital Reserves Class
Trading Symbol	FSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Net Assets	$ 44,462,110,011
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 115,740,892
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 49.2 8-30 11.3 31-60 11.3 61-90 14.0 91-180 13.6 >180 3.1 U.S. Treasury Obligations 73.4 Repurchase Agreements 29.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 73.4 Repurchase Agreements - 29.1 Net Other Assets (Liabilities) - (2.5)%
Fidelity Treasury Money Market Fund - Advisor Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Advisor C Class
Trading Symbol	FDCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Net Assets	$ 44,462,110,011
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 115,740,892
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 49.2 8-30 11.3 31-60 11.3 61-90 14.0 91-180 13.6 >180 3.1 U.S. Treasury Obligations 73.4 Repurchase Agreements 29.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 73.4 Repurchase Agreements - 29.1 Net Other Assets (Liabilities) - (2.5)%
Fidelity Tax-Exempt Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund
Trading Symbol	FMOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 3,821,269,033
Holdings Count | shares	680
Advisory Fees Paid, Amount	$ 9,586,302
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.9 8-30 2.0 31-60 7.6 61-90 1.9 91-180 3.6 >180 9.0 Tender Option Bond 33.8 Variable Rate Demand Notes (VRDNs) 33.3 Municipal Securities 12.6 Commercial Paper 8.4 Net Other Assets (Liabilities) 11.9 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.8 Variable Rate Demand Notes (VRDNs) - 33.3 Municipal Securities - 12.6 Commercial Paper - 8.4 Net Other Assets (Liabilities) - 11.9
Fidelity Tax-Exempt Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Premium Class
Trading Symbol	FZEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 3,821,269,033
Holdings Count | shares	680
Advisory Fees Paid, Amount	$ 9,586,302
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.9 8-30 2.0 31-60 7.6 61-90 1.9 91-180 3.6 >180 9.0 Tender Option Bond 33.8 Variable Rate Demand Notes (VRDNs) 33.3 Municipal Securities 12.6 Commercial Paper 8.4 Net Other Assets (Liabilities) 11.9 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.8 Variable Rate Demand Notes (VRDNs) - 33.3 Municipal Securities - 12.6 Commercial Paper - 8.4 Net Other Assets (Liabilities) - 11.9
Fidelity Tax-Exempt Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Daily Money Class
Trading Symbol	FDEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 3,821,269,033
Holdings Count | shares	680
Advisory Fees Paid, Amount	$ 9,586,302
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.9 8-30 2.0 31-60 7.6 61-90 1.9 91-180 3.6 >180 9.0 Tender Option Bond 33.8 Variable Rate Demand Notes (VRDNs) 33.3 Municipal Securities 12.6 Commercial Paper 8.4 Net Other Assets (Liabilities) 11.9 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.8 Variable Rate Demand Notes (VRDNs) - 33.3 Municipal Securities - 12.6 Commercial Paper - 8.4 Net Other Assets (Liabilities) - 11.9
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class
Trading Symbol	FERXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Net Assets	$ 3,821,269,033
Holdings Count | shares	680
Advisory Fees Paid, Amount	$ 9,586,302
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.9 8-30 2.0 31-60 7.6 61-90 1.9 91-180 3.6 >180 9.0 Tender Option Bond 33.8 Variable Rate Demand Notes (VRDNs) 33.3 Municipal Securities 12.6 Commercial Paper 8.4 Net Other Assets (Liabilities) 11.9 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.8 Variable Rate Demand Notes (VRDNs) - 33.3 Municipal Securities - 12.6 Commercial Paper - 8.4 Net Other Assets (Liabilities) - 11.9